Accounts payable and accrued expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
OHB Pediatrics Ltd [Member]
Accounts payable and accrued expenses [Line Items]
Summary of the components of accounts payable and accrued expenses
The components of accounts payable and accrued expenses are as follows:

(in thousands)	June 30, 2026	December 31, 2025
Accounts payable	$2,501	$168
Accrued clinical	2,977	553
Accrued bonus	175	422
Accrued legal	887	364
Accrued other	490	21

Total accounts payable and accrued expenses	$7,030	$1,528

The components of accounts payable and accrued expenses are as follows:

	December 31,
(in thousands)	2025	2024
Accounts payable	$168	$117
Accrued consulting	553	—
Accrued bonus	422	—
Accrued legal	364	113
Accrued other	21	—

Total accounts payable and accrued expenses	$1,528	$230